Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Accounts receivable	8,344	9,988	1,530
Allowance for credit losses	(928)	(1,320)	(202)

	7,416	8,668	1,328

Movements in Allowance for Credit Losses
The movements in the allowance for credit losses were as follows:

	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	316	599	928	142
Adoption of ASU 2016-13	—	—	119	18
Amounts charged to expenses	299	331	455	70
Amounts written off	(16)	(2)	(182)	(28)

Balance as of December 31	599	928	1,320	202